Consolidated statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit for the period		£ 852	£ 731
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value though other comprehensive income		(919)	26
– fair value gains	[1]	(872)	43
– fair value (gains) transferred to the income statement on disposal		(20)	(7)
– expected credit losses recognised in income statement		0	1
– income taxes		(27)	(11)
Cash flow hedges		277	(201)
– fair value gains/(losses)		257	(418)
– fair value losses reclassified to the income statement		125	143
– income taxes		(105)	74
Finance income from insurance contracts		16	13
– before income taxes		21	18
– income taxes		(5)	(5)
Exchange differences and other		390	(193)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability		21	25
– before income taxes		22	31
– income taxes		(1)	(6)
Equity instruments designated at fair value through other comprehensive income		3	13
– fair value gains		4	15
– income taxes		(1)	(2)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	[2]	106	(30)
– before income taxes		145	(41)
– income taxes		(39)	11
Other comprehensive (expense)/income (net of tax)		(106)	(347)
Total comprehensive income for the period		746	384
– the parent company		730	371
Attributable to:
– the parent company		730	371
– non-controlling interests		£ 16	£ 13

[1]	Amounts in 1H25 includes a £1bn fair value post-tax loss in other comprehensive income on a retained portfolio of home and other loans associated with the sale of our retail banking operations in France, and reclassified from hold-to-collect to hold-to-collect-and-sell business model, and measured in loans and advances at fair value through other comprehensive income.

[2]	The cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a loss of £222m (1H24:
was a gain of £88m and 2H24: loss of £18m).